Risk management - Market risk (Details) - Financial instruments at fair value though other comprehensive income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Market risk
Percentage of reasonably possible increase in yield curve	1.00%	1.00%
Effect on other comprehensive income due to reasonably possible increase in yield curve	₽ (242)	₽ (252)
Percentage of reasonably possible decrease in yield curve	1.00%	1.00%
Increase (decrease) in other comprehensive income due to reasonably possible decrease in yield curve	₽ 242	₽ 252